SSgA FUNDS

SUPPLEMENT DATED July 2, 2007

TO

PROSPECTUS DATED DECEMBER 18, 2006

SSgA BOND MARKET FUND – CLASS R

Shareholders of the SSgA Funds are hereby notified that effective July 1, 2007, the following portfolio management team changes take effect, and disclosure appearing under the heading “Portfolio Management” is hereby revised.

SSgA Bond Market.  Ms. Susan Reigel and Mr. Robert Pickett will no longer serve as portfolio managers on the SSgA North America Fixed Income Team and accordingly their biographical information appearing on page 18 of the prospectus is hereby replaced with the following:

•                  John (Chuck) Laposta.  Chuck is a Vice President of SSgA, a Principal of SSgA FM, and a Senior Portfolio Manager in the Tax-Aware and Principal Protected Strategies (TAPPS) Group.  Chuck is a senior member of the TAPPS Group where he manages various investment grade strategies to meet client specific objectives.  In addition to this, Chuck is responsible for the oversight of a team of Portfolio Managers who invest in all segments of the bond market for a client base that includes Corporate Liquidity, Insurance, Nuclear Decommissioning Trusts and Stable Value.  Prior to this position he was a member of the Interest rate strategies group as well as the manager of SSgA’s intermediate strategies. Chuck has been a member of the Global Fixed Income team since 1996 and has worked extensively with SSgA’s global offices. Chuck has earned the Chartered Financial Analyst Designation and is a member of the CFA Institute and the Boston Security Analyst Society.  He received a Bachelor of Arts degree in Economics from the College of the Holy Cross and an MBA with a concentration in Finance from Clark University.

•                  Matthew D. Pappas.  Matt is a Principal of SSgA, a Principal of SSgA FM, and a Portfolio Manager in the Tax-Aware and Principal Protected Strategies (TAPPS) Group, which includes Corporate Liquidity and Stable Value asset management. Matt manages various investment grade strategies to meet client specific objectives. Prior to his current role, Matt was a research analyst in the Credit Research group supporting the Securities Lending and Cash desk. This role included both quantitative and qualitative credit analysis on corporate and short-term structured products. Matt originally joined SSgA as an Investment Operations associate before transitioning to the Research group in 2002. Matt has been a member of the Fixed Income area since joining SSgA in 1999.  Matt earned his Bachelor degree in Accounting from the University of Massachusetts, Dartmouth. He also has his MBA with a concentration in Finance from Bryant College.

The remainder of the prospectus section entitled “Portfolio Management” is unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSgA FUNDS

SUPPLEMENT DATED July 2, 2007

TO

PROSPECTUS DATED DECEMBER 18, 2006

SSgA BOND MARKET FUND

SSgA INTERMEDIATE FUND

SSgA HIGH YIELD BOND FUND

SSgA S&P 500 INDEX FUND

Shareholders of the SSgA Funds are hereby notified that effective July 1, 2007, the following portfolio management team changes take effect, and disclosure appearing under the heading “Portfolio Management” is hereby revised.

SSgA Bond Market and Intermediate Funds.  Ms. Susan Reigel and Mr. Robert Pickett will no longer serve as portfolio managers on the SSgA North America Fixed Income Team and accordingly their biographical information appearing on page 40 of the prospectus is hereby replaced with the following:

•                  John (Chuck) Laposta:  Chuck is a Vice President of SSgA, a Principal of SSgA FM, and a Senior Portfolio Manager in the Tax-Aware and Principal Protected Strategies (TAPPS) Group.  Chuck is a senior member of the TAPPS Group where he manages various investment grade strategies to meet client specific objectives.  In addition to this, Chuck is responsible for the oversight of a team of Portfolio Managers who invest in all segments of the bond market for a client base that includes Corporate Liquidity, Insurance, Nuclear Decommissioning Trusts and Stable Value.  Prior to this position he was a member of the Interest rate strategies group as well as the manager of SSgA’s intermediate strategies. Chuck has been a member of the Global Fixed Income team since 1996 and has worked extensively with SSgA’s global offices. Chuck has earned the Chartered Financial Analyst Designation and is a member of the CFA Institute and the Boston Security Analyst Society.  He received a Bachelor of Arts degree in Economics from the College of the Holy Cross and an MBA with a concentration in Finance from Clark University.

•                  Matthew D. Pappas:  Matt is a Principal of SSgA, a Principal of SSgA FM, and a Portfolio Manager in the Tax-Aware and Principal Protected Strategies (TAPPS) Group, which includes Corporate Liquidity and Stable Value asset management. Matt manages various investment grade strategies to meet client specific objectives. Prior to his current role, Matt was a research analyst in the Credit Research group supporting the Securities Lending and Cash desk. This role included both quantitative and qualitative credit analysis on corporate and short-term structured products. Matt originally joined SSgA as an Investment Operations associate before transitioning to the Research group in 2002. Matt has been a member of the Fixed Income area since joining SSgA in 1999. Matt earned his Bachelor degree in Accounting from the University of Massachusetts, Dartmouth. He also has his MBA with a concentration in Finance from Bryant College.

SSgA High Yield Bond Fund.  Ms. Susan Reigel will no longer serve as portfolio manager on the SSgA North America Fixed Income Team and accordingly her biographical information appearing on page 40 of the prospectus is hereby replaced with the following:

•                  Jeffrey Megar , CFA.  Jeff is a Vice President of SSGA and a Principal of SSgA FM. He is a Senior Portfolio Manager in the Active Fixed Income group responsible for leveraged loan investing.  Prior to joining SSgA, Jeff was a Senior Portfolio Manager and Director of US Fixed Income Research for Fortis Investments, where he built Fortis’ leveraged loan platform and managed its CLOs. Prior to Fortis, Jeff was the leveraged loan trader/assistant portfolio manager at CypressTree Investment Management. Jeff received his BA in Economics from Framingham State College and his MBA from Northeastern University. He has earned his Chartered Financial Analyst designation and is a member of both the Boston Security Analysts’ Society and the CFA Institute.

SSgA S&P 500 Index Fund.  Mr. James May will no longer serve as portfolio manager on the SSgA Global Structured Products Group and accordingly his biographical information appearing on page 42 of the prospectus is hereby replaced with the following:

•                  John A. Tucker, CFA.  John is a Vice President of SSgA, a Principal of SSgA FM, and Unit Head of the portfolio management team responsible for the firm’s Exchange Traded Funds.  He manages a number of domestic and international portfolios.  In addition, he is responsible for new product research and development.  Previously, John was head of the Structured Products group in SSgA’s London office.  Prior to joining the investment management group, he was the Operations Manager for SSgA’s International Structured Products group where he was responsible for the operations staff and functions.  He has been working in the investment management field since 1988.  John received a BA in Economics from Trinity College and an MS in Finance from Boston College.  He is a member of the Boston Security Analysts Society.

The remainder of the prospectus section entitled “Portfolio Management” is unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSgA FUNDS

SUPPLEMENT DATED July 2, 2007

TO

PROSPECTUS DATED DECEMBER 18, 2006

SSgA S&P 500 INDEX FUND

Shareholders of the SSgA Funds are hereby notified that effective July 1, 2007, the following portfolio management team changes take effect, and disclosure appearing under the heading “Portfolio Management” is hereby revised.

SSgA S&P 500 Index Fund.  Mr. James May will no longer serve as portfolio manager on the SSgA Global Structured Products Group and accordingly his biographical information appearing on page 7 of the prospectus is hereby replaced with the following:

•                  John A. Tucker, CFA.  John is a Vice President of SSgA, a Principal of SSgA FM, and Unit Head of the portfolio management team responsible for the firm’s Exchange Traded Funds.  He manages a number of domestic and international portfolios.  In addition, he is responsible for new product research and development.  Previously, John was head of the Structured Products group in SSgA’s London office.  Prior to joining the investment management group, he was the Operations Manager for SSgA’s International Structured Products group where he was responsible for the operations staff and functions.  He has been working in the investment management field since 1988.  John received a BA in Economics from Trinity College and an MS in Finance from Boston College.  He is a member of the Boston Security Analysts Society.

The remainder of the prospectus section entitled “Portfolio Management” is unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSgA FUNDS

SUPPLEMENT DATED JULY 2, 2007

TO

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 18, 2006

SSgA BOND MARKET FUND

SSgA BOND MARKET FUND – CLASS R

SSgA INTERMEDIATE FUND

SSgA HIGH YIELD BOND FUND

Effective July 2, 2007, Mr. John (Chuck) Laposta and Mr. Mathew D. Pappas replaced Ms. Susan Reigel and Mr. Robert Pickett as the Portfolio Managers for the SSgA Bond Market and SSgA Intermediate Funds.  Accordingly, the “Other Accounts Managed” table for the SSgA Bond Market and SSgA Intermediate Funds in the “Portfolio Managers” section of the Statement of Additional Information is hereby replaced with the following:

Bond Market and Intermediate Funds
Other Accounts Managed as of May 31, 2007

Portfolio Manager	Number of Registered Investment Companies	Assets Under Management	Number of Pooled Investment Vehicles	Assets Under Management	Other Types of Accounts	Assets Under Management	Asset Total
		(in billions)		(in billions)		(in billions)	(in billions)
Chuck Laposta	2 funds	$0.23	92 funds	$40.21	142 accounts	$34.42	$74.87
Matt Pappas	2 funds	$0.23	92 funds	$40.21	142 accounts	$34.42	$74.87

Effective July 2, 2007, Mr. Jeffrey Megar replaced Ms. Susan Reigel as the Portfolio Manager for the SSgA High Yield Bond Fund.  Accordingly, Ms. Reigel’s information in the “Other Accounts Managed” table for the SSgA High Yield Bond Fund in the “Portfolio Managers” section of the Statement of Additional Information is hereby replaced with the following:

High Yield Bond Fund
Other Accounts Managed as of May 31, 2007

Portfolio Manager	Number of Registered Investment Companies	Assets Under Management	Number of Pooled Investment Vehicles	Assets Under Management	Other Types of Accounts	Assets Under Management	Asset Total
		(in billions)		(in billions)		(in billions)	(in billions)
Jeffrey Megar	0 funds	$—	92 funds	$41.01	142 accounts	$35.10	$76.11

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSgA FUNDS

SUPPLEMENT DATED JULY 2, 2007

TO

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 18, 2006

SSgA S&P 500 INDEX FUND

Effective July 2, 2007, Mr. John Tucker replaced Mr. James May as the Portfolio Manager for the SSgA S&P 500 Index Fund.  Accordingly, Mr. May’s information in the “Other Accounts Managed” table for the SSgA S&P 500 Index Fund in the “Portfolio Managers” section of the Statement of Additional Information is hereby replaced with the following:

Other Accounts Managed as of August 31, 2006
Portfolio Manager	Number of Registered Investment Companies	Assets Under Management	Number of Pooled Investment Vehicles	Assets Under Management	Other Types of Accounts	Assets Under Management	Asset Total
		(in billions)		(in billions)		(in billions)	(in billions)
John Tucker	68 funds	$30.41	415 funds	$226.86	256 accounts	$214.38	$471.65

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE